Leases - Schedule of Statement of Operations Classification of Lease Costs (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Lease Cost
Total lease costs	$ 345,466	$ 686,062
Other Expense [Member]
Lease Cost
Interest expense	19,297	41,778
Operating Expense [Member]
Lease Cost
Operating	218,673	439,595
Amortization	$ 107,496	$ 204,689